Siginificant Events Occurred During The Period (Details) ₪ in Thousands, $ in Thousands						6 Months Ended
	Feb. 10, 2025 ILS (₪)	Jan. 01, 2025	Jun. 30, 2024 USD ($)	Apr. 08, 2024 ILS (₪)	Apr. 03, 2024 ILS (₪)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 ILS (₪)	Jun. 05, 2024 shares	May 09, 2024 USD ($)	Dec. 31, 2023 USD ($)
Siginificant Events Occurred During The Period (Details) [Line Items]
Cash (in New Shekels)										$ 1,151
Installments payments (in New Shekels) | ₪				₪ 16,000	₪ 4,000
Shares paid (in Shares) | shares									2,500
Acquisition holding, percentage						100.00%
Total liabilities (in New Shekels)			$ 2,565			$ 2,565					$ 2,844
Percentage of outstanding debt			30.00%			30.00%		30.00%
Hair cut, percentage			70.00%			70.00%		70.00%
Settlement agreement						3 years
Aggregate principal amount of loan						$ 6,000
Interest rate, percentage		15.00%				18.00%
Aggregated amount of loan agreement						$ 2,012
Loan agreement			$ 989			989					$ 1,023
Selling and marketing expenses						2,648	$ 4,616
Long-term receivables			$ 1,595
Additions long term receivables						572
Comsec Group’s [Member]
Siginificant Events Occurred During The Period (Details) [Line Items]
Total liabilities (in New Shekels) | ₪								₪ 55,000
Receive amount (in New Shekels) | ₪								₪ 13,656
Blackswan Technologies, Inc (“BST”) [Member]
Siginificant Events Occurred During The Period (Details) [Line Items]
Selling and marketing expenses						$ 417
Qpoint Acquisition [Member]
Siginificant Events Occurred During The Period (Details) [Line Items]
Cash (in New Shekels) | ₪					₪ 25,000
Qpoint Acquisition [Member]
Siginificant Events Occurred During The Period (Details) [Line Items]
Additional amount (in New Shekels) | ₪	₪ 5,000